Financial instruments and risk management - Summary of changes in market price relevant to alumina purchase price swaps outstanding (Detail) - Commodity price risk [Member] - Aluminium [Member] - USD ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Percentage increase in market price change	10.00%
Percentage decrease in market price change	(10.00%)
Increase in market prices, effect on earnings	$ (28)	$ (102)
Decrease in market prices, effect on earnings	27	35
Increase in market prices, effect on equity	97	101
Decrease in market prices, effect on equity	$ 101	$ 103